Effects of changes in assumed health care cost trend rates (Detail) (Other Postretirement Benefit Plans Defined Benefit [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 389
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(435)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	8,247
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (8,735)